ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
3.
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable:
Accounts receivable	1,645,005	2,694,476
Less: Allowance for credit losses	(13,752)	(19,574)
Total accounts receivable	1,631,253	2,674,902

The movement of allowance for uncollectible accounts receivable for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	2,539	13,752
Current year credit losses	2,539	13,752	5,822
Current year write off	—	(2,539)	—
Balance at end of the year	2,539	13,752	19,574

Contract assets consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Contract assets	476,493	313,479
Less: Allowance for credit losses	(4,201)	(1,626)
Contract assets, net	472,292	311,853

Provision (Reversal) for credit loss of RMB4,201 and RMB(2,575) were recorded for contract assets for the years ended December 31, 2023 and 2024, respectively.